Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Mar. 25, 2017
Common stock, shares outstanding	17,960,881	17,960,881
Preferred stock, par value	$ 0	$ 0	[1]
Preferred stock, shares issued	0	0	[1]
Class A Common Stock [Member]
Common stock, par value	$ 0	$ 0	[1]
Common stock, shares issued	10,242,911	10,242,911	[1]
Common stock, shares outstanding	10,242,911	10,242,911	[1]
Class B Common Stock [Member]
Common stock, par value	$ 0	$ 0	[1]
Common stock, shares issued	7,717,970	7,717,970	[1]
Common stock, shares outstanding	7,717,970	7,717,970	[1]

[1]	Retrospectively revised (see note 18)